Prepayment for Advertisting	6 Months Ended
Mar. 31, 2022
Prepayment for advertisting [Abstract]
PREPAYMENT FOR ADVERTISTING

NOTE 6 — PREPAYMENT FOR ADVERTISTING

On September 6, 2021, the Company entered into an advertising service agreement with third-party, Guangdong Fengyang Legend Consulting Co., Ltd. (“Fengyang Legend”), pursuant to which, Fengyang Legend will assist the Company to develop and produce TV advertising film for the Company in order to promote the Company’s sales of its major TCMD product, Bainian Pill and Guben Yanling Pill, and coordinate the specific TV Channel to broadcast the advertising film to targeted geographic market areas. The total contracted advertising service fee is RMB55 million (approximately $8.5 million), with an adverting consulting service period of one year from October 1, 2021 to September 30, 2022. Based on contract terms, the Company was required to make a 30% advance payment to Fengyang Legend within 7 business days upon signing the service agreement and make an additional 58% of the contract price to Fengyang Legend once the specific TV channel used for broadcast the TV film is determined. As of September 30, 2021, total RMB48.4 million (approximately $7.5 million) had been prepaid to Fengyang Legend for TV film production and coordinating the TV channels for broadcasting, and was recorded as a prepayment for advertising services on the balance sheets. The TV advertisement was first broadcasted in October 2021, and such prepayment to Fengyang Legend has been charged to advertising expenses during the six months ended March 31, 2022.